Related Party Transactions - Schedule of key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Costs [Member]
Disclosure of transactions between related parties [Line Items]
Key management compensation executive salaries and remuneration	$ 785	$ 833	$ 803
Key management compensation severance	0	0	73
Key management compensation directors fees	83	85	86
Key management compensation share-based payments	551	316	391
Key management compensation	1,419	1,234	$ 1,353
Net Balance Receivable Payable [Member]
Disclosure of transactions between related parties [Line Items]
Key management compensation executive salaries and remuneration	(11)	(13)
Key management compensation severance	0	0
Key management compensation directors fees	(42)	(27)
Key management compensation share-based payments	0	0
Key management compensation	$ (53)	$ (40)